Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounting Judgments And Estimates [Abstract]
Critical accounting judgments and key sources of estimation uncertainty
3.	Critical accounting judgments and key sources of estimation uncertainty

Certain accounting policies are considered to be critical to the Group. An accounting policy is considered to be critical if, in the Directors’ judgement, its selection or application materially affects the Group’s financial position or results. The application of the Group’s accounting policies also requires the use of estimates and assumptions that affect the Group’s financial position or results.

Below is a summary of areas in which estimation is applied primarily in the context of applying critical accounting judgements.

Critical judgements in applying group accounting policies

Intangible assets – development costs capitalization

Assessing whether assets meet the required criteria for initial capitalization requires judgement. This requires an assessment of the expected future benefits from the projects to be capitalized, technical feasibility and commercial viability. In particular, internally generated intangible assets must be assessed during the development phase to identify whether the Group has the ability and intention to complete the development successfully.

Determining the costs of assets to be capitalized also requires judgement. Specifically, judgement and estimation is required in determining the directly attributable costs to be allocated to the asset to enable the asset to be capable of operating in the manner intended by management.

Recognition of a deferred tax asset

The Group has accumulated significant unutilized trading tax losses (Note 25). Deferred tax assets are recognized to the extent that it is probable that there are sufficient suitable deferred tax liabilities or future taxable profits will be available against which deductible temporary differences can be utilized. The key area of judgement in respect of deferred tax accounting is the assessment of the expected timing and manner of realization or settlement of the carrying amounts of assets and liabilities held at the reporting date. In particular, assessment is required of whether it is probable that there will be suitable future taxable profits against which any deferred tax assets can be utilized. The Group reviews this assessment on an annual basis.

Identification of embedded derivative in borrowing arrangements

During the year ended December 31, 2020, the Group issued senior convertible notes for amounts of $250.0 million, $400.0 million and $600.0 million. Each arrangement contains certain conversion options that are bifurcated from the contract and valued separately. For each senior convertible note, there is significant judgement in determining the options to be bifurcated and valued separately, the valuation model and valuation methodology.

Farfetch UK Limited functional currency change – date of change

As disclosed on Note 2.3 (g), in January 2019 the functional currency of Farfetch UK Limited, the Group’s primary trading entity, changed from pound sterling to U.S dollar. Please refer to Note 2.3 (g) for further information.

Non-controlling interests

NCI is recognized at the time of acquisition when it is considered that the risks and rewards associated with NCI rests with non-controlling shareholders, and not recognized if it is considered that the risks and rewards rest with the Group.

 Key sources of estimation uncertainty

Business combinations

We use our best estimates and assumptions to accurately assign fair value to the intangible assets acquired at the acquisition date. The estimation is primarily due to the judgmental nature of the inputs to the valuation models used to measure the fair value of these intangible asset, as well as the sensitivity of the respective fair values to the underlying significant assumptions. We use a discounted cash flow method of the income approach to measure the fair value of these intangible assets and use specialists to develop certain estimates and assumptions. The significant estimates and assumptions used are in respect to (i) expected future revenue growth rates; (ii) anticipated operating margins; (iii) the useful lives of the acquired brand names; and (iv) the discount rates to be applied to the estimated future cash flows.

During the measurement period, which may be up to one year from the date of acquisition, the Group may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. The Group continues to collect information and reevaluates these estimates and assumptions as deemed reasonable by management. The Group records any adjustments to these estimates and assumptions against goodwill provided they arise within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

We also use our best estimates and assumptions to accurately account for the value of put options over non-controlling interests, when applicable.

A liability is recognized in the accounts when the non-controlling shareholders have a put option over NCI.

There are no reasonable changes in assumptions and estimates that might materially impact the financial statements.

For details of business combinations please refer to Note 5.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset CGU or group of CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget and projections for the next five to nine years, according to the development and maturity of each CGU. The significant judgements and assumptions used in calculating the recoverable amount are (i) the expected future revenue growth rates, including the terminal growth rate (ii) the anticipated operating margin, and (iii) the discount rates applied to the future cash flows of the CGUs. These estimates are most relevant to goodwill and long-life intangibles recognized by the Group.

In 2020, as a result of the COVID-19 pandemic and related impairment triggers, we conducted an impairment test on our intangible assets (Note 16), property plant and equipment (Note 17) and right-of-use assets (Note 18). We identified an impairment requirement on the property, plant and equipment and a right-of-use asset at one of our smaller retail locations, which we considered separate CGUs.

Also in 2020, we recognized an impairment charge of $36.3 million on intangible assets and $0.7 million on tangible assets primarily comprised of $30.5 million related to a reduction in the carrying value of intangible brand assets and corporate right-of-use assets associated with New Guards brand portfolio. The remaining $5.8 million impairment charge on intangible assets related to the closure of our direct consumer-facing channels on JD.com and the associated intangible asset held for the Farfetch Level 1 access button. This resulted from our annual considerations of potential impairment of assets, including our intangible assets, whereby indicators of impairment were present.

See Note 16 for further details on the assumptions and associated sensitivities.

Fair value of financial instruments, including embedded derivatives

Where the fair value of financial assets and liabilities recorded in the financial statements cannot be derived from active markets, their fair value is determined using valuation techniques including the Black Scholes option pricing model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. The judgements include considerations of inputs such as the risk-free rate and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

When measuring the fair value of an asset or liability, the Group uses observable market data to the greatest extent possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets and liabilities

Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs)

For more information, including further details on assumptions and associated sensitivities, please refer to Note 27 Financial instruments and financial risk management.